GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 100.0%
Communication Services – 33.2%
7,293	Adevinta ASA (France)*	$ 103,736
185	Alphabet, Inc., Class C*	527,072
1,458	Bilibili, Inc. ADR (China)*	96,243
3,542	Bumble, Inc., Class A*	121,349
1,329	CTS Eventim AG & Co. KGaA (Germany)*	85,806
916	Electronic Arts, Inc.	113,786
63	Krafton, Inc. (South Korea)*	26,676
1,605	Live Nation Entertainment, Inc.*	171,173
1,408	Match Group, Inc.*	183,026
684	Meta Platforms, Inc., Class A*	221,931
349	NAVER Corp. (South Korea)	111,936
1,824	NetEase, Inc. ADR (China)	196,500
472	Sea Ltd. ADR (Taiwan)*	135,969
3,394	Snap, Inc., Class A*	161,588
3,763	Tencent Holdings Ltd. (China)	221,749
1,184	T-Mobile US, Inc.*	128,831
1,305	Walt Disney Co. (The)*	189,094

		2,796,465

Consumer Discretionary – 28.2%
170	Amazon.com, Inc.*	596,202
486	Etsy, Inc.*	133,446
5,701	Farfetch Ltd., Class A (United Kingdom)*	196,171
336	LVMH Moet Hennessy Louis Vuitton SE (France)	259,673
3,978	Meituan, Class B (China)*(a)	121,445
180	MercadoLibre, Inc. (Argentina)*	213,914
3,220	Moncler SpA (Italy)	232,254
1,575	NIKE, Inc., Class B	266,553
612	Ulta Beauty, Inc.*	234,977
2,178	XPeng, Inc. ADR (China)*	119,790

		2,374,425

Consumer Staples – 2.9%
10,662	Davide Campari-Milano NV (Italy)	154,455
3,637	Ocado Group PLC (United Kingdom)*	86,395

		240,850

Health Care – 3.2%
974	Guardant Health, Inc.*	102,387
464	Illumina, Inc.*	169,513

		271,900

Shares	Description	Value

Common Stocks – (continued)
Industrials – 2.2%
4,105	Experian PLC (United Kingdom)	$ 183,565

Information Technology – 18.3%
22,840	Locaweb Servicos de Internet SA (Brazil)(a)	53,333
672	Mastercard, Inc., Class A	211,626
7,363	MediaTek, Inc. (Taiwan)	267,461
570	NVIDIA Corp.	186,253
968	PayPal Holdings, Inc.*	178,974
136	Shopify, Inc., Class A (Canada)*	206,964
5,659	Sunny Optical Technology Group Co. Ltd. (China)	171,167
12,393	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	265,649

		1,541,427

Materials – 4.2%
2,297	Ball Corp.	214,655
631	Koninklijke DSM NV (Netherlands)	135,055

		349,710

Real Estate – 2.9%
932	American Tower Corp.REIT	244,631

Utilities – 4.9%
6,783	EDP Renovaveis SA (Spain)	172,702
2,714	NextEra Energy, Inc.	235,521

		408,223

TOTAL INVESTMENTS – 100.0% (Cost $8,955,750)		$8,411,196

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(18)

NET ASSETS – 100.0%		$8,411,178

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUTURE HEALTH CARE ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 100.0%
Australia – 2.3%
1,261	CSL Ltd. (Health Care)	$ 274,305

China – 1.0%
8,966	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	122,140

Denmark – 2.9%
8,892	Genmab A/S ADR (Health Care)*	342,520

France – 1.6%
325	Sartorius Stedim Biotech (Health Care)	190,739

Italy – 0.5%
2,483	Stevanato Group SpA (Health Care)*	59,244

Japan – 4.6%
4,485	Chugai Pharmaceutical Co. Ltd. (Health Care)	145,359
1,794	Hoya Corp. (Health Care)	284,714
4,030	Kyowa Kirin Co. Ltd. (Health Care)	112,512

		542,585

Netherlands – 1.6%
598	Argenx SE ADR (Health Care)*	166,967
2,080	Pharvaris NV (Health Care)*	30,597

		197,564

Sweden – 0.2%
1,040	Olink Holding AB ADR (Health Care)*	21,798

Switzerland – 2.0%
299	Lonza Group AG (Health Care)	240,066

United Kingdom – 3.7%
3,263	AstraZeneca PLC (Health Care)	357,271
9,217	Oxford Nanopore Technologies PLC (Health Care)*	84,139

		441,410

United States – 79.6%
1,794	908 Devices, Inc. (Information Technology)*	43,056
4,013	Agios Pharmaceuticals, Inc. (Health Care)*	142,943

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,300	Alexandria Real Estate Equities, Inc. REIT (Real Estate)	$ 260,091
338	Align Technology, Inc. (Health Care)*	206,697
3,367	Allogene Therapeutics, Inc. (Health Care)*	62,256
1,443	Alnylam Pharmaceuticals, Inc. (Health Care)*	265,223
975	Arena Pharmaceuticals, Inc. (Health Care)*	53,128
1,417	Axonics, Inc. (Health Care)*	77,099
2,444	Beam Therapeutics, Inc. (Health Care)*	193,443
65	Bio-Techne Corp. (Health Care)	30,682
9,113	Boston Scientific Corp. (Health Care)*	346,932
1,365	Bristol-Myers Squibb Co. (Health Care)	73,205
3,536	Catalent, Inc. (Health Care)*	454,942
2,414	Certara, Inc. (Health Care)*	65,009
377	Cooper Cos., Inc. (The) (Health Care)	141,929
832	Danaher Corp. (Health Care)	267,605
338	Dexcom, Inc. (Health Care)*	190,155
3,562	Edwards Lifesciences Corp. (Health Care)*	382,238
2,379	Eli Lilly & Co. (Health Care)	590,087
3,796	Exelixis, Inc. (Health Care)*	63,735
793	Figs, Inc., Class A (Health Care)*	26,359
2,513	Guardant Health, Inc. (Health Care)*	264,167
5,252	Halozyme Therapeutics, Inc. (Health Care)*	172,686
364	IDEXX Laboratories, Inc. (Health Care)*	221,337
637	Illumina, Inc. (Health Care)*	232,715
1,404	Insulet Corp. (Health Care)*	404,970
1,339	Intuitive Surgical, Inc. (Health Care)*	434,291
4,732	MaxCyte, Inc. (Health Care)*	47,225
130	Mettler-Toledo International, Inc. (Health Care)*	196,837
1,750	Neogen Corp. (Health Care)*	70,228
4,004	Neurocrine Biosciences, Inc. (Health Care)*	333,333
1,664	Novanta, Inc. (Information Technology)*	268,653
4,368	Pacific Biosciences of California, Inc. (Health Care)*	101,381
2,704	PerkinElmer, Inc. (Health Care)	492,561
2,687	Quanterix Corp. (Health Care)*	107,399
2,119	Rani Therapeutics Holdings, Inc., Class A (Health Care)*(b)	62,807
4,771	Rapid Micro Biosystems, Inc., Class A (Health Care)*	58,779
377	Repligen Corp. (Health Care)*	108,011
2,353	Seagen, Inc. (Health Care)*	376,480

GOLDMAN SACHS FUTURE HEALTH CARE ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
611	Shockwave Medical, Inc. (Health Care)*	$ 110,127
6,106	Sonendo, Inc. (Health Care)*	59,228
897	Tandem Diabetes Care, Inc. (Health Care)*	115,282
1,365	Turning Point Therapeutics, Inc. (Health Care)*	51,952
1,170	Twist Bioscience Corp. (Health Care)*	111,735
1,222	Ultragenyx Pharmaceutical, Inc. (Health Care)*	91,931
1,300	Veeva Systems, Inc., Class A (Health Care)*	367,354
1,079	West Pharmaceutical Services, Inc. (Health Care)	477,630
1,729	Y-mAbs Therapeutics, Inc. (Health Care)*	29,531
1,196	Zimmer Biomet Holdings, Inc. (Health Care)	143,042

		9,448,486

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $12,627,579)		$11,880,857

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.3%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
32,700	0.026%	$ 32,700
(Cost $32,700)

TOTAL INVESTMENTS – 100.3% (Cost $12,660,279)		$11,913,557

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(38,453)

NET ASSETS – 100.0%		$11,875,104

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Australia – 0.2%
247,074	Carbon Revolution Ltd. (Consumer Discretionary)*	$ 192,707

Belgium – 1.5%
32,264	Umicore SA (Materials)	1,561,967

China – 5.9%
24,800	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	2,644,566
1,050,064	Xinyi Solar Holdings Ltd. (Information Technology)	1,926,142
31,164	XPeng, Inc. ADR (Consumer Discretionary)*	1,714,020

		6,284,728

Denmark – 5.4%
22,407	Chr Hansen Holding A/S (Materials)	1,654,628
29,486	Novozymes A/S, Class B (Materials)	2,218,429
14,615	Orsted AS (Utilities)(a)	1,868,695

		5,741,752

Finland – 1.5%
34,248	Neste OYJ (Energy)	1,610,215

France – 0.9%
23,396	Imerys SA (Materials)	909,068

Germany – 3.3%
78,442	Infineon Technologies AG (Information Technology)	3,525,592

Ireland – 2.5%
23,016	Kingspan Group PLC (Industrials)	2,647,676

Italy – 3.9%
544,126	Enel SpA (Utilities)	4,107,825

Japan – 11.4%
17,053	Daikin Industries Ltd. (Industrials)	3,476,832
29,799	Horiba Ltd. (Information Technology)	1,771,485
4,265	Keyence Corp. (Information Technology)	2,641,749
42,566	Kurita Water Industries Ltd. (Industrials)	1,986,876

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
19,973	Nidec Corp. (Industrials)	$ 2,286,750

		12,163,692

Netherlands – 5.8%
41,137	Aalberts NV (Industrials)	2,509,666
16,730	Koninklijke DSM NV (Materials)	3,580,770
13,237	Pryme BV (Industrials)*(a)	45,037

		6,135,473

Norway – 2.6%
568,031	Aker Carbon Capture ASA (Industrials)*	1,917,678
1,392,700	Aker Offshore Wind AS (Industrials)*(b)	784,749
84,544	Circa Group AS (Materials)*	82,453

		2,784,880

Spain – 3.0%
289,094	Iberdrola SA (Utilities)	3,222,803

Sweden – 0.9%
36,000	Re:NewCell AB (Materials)*	992,562

Switzerland – 2.1%
63,625	ABB Ltd. (Industrials)	2,192,567

Taiwan – 2.9%
340,646	Delta Electronics, Inc. (Information Technology)	3,136,376

United Kingdom – 2.2%
493,464	DS Smith PLC (Materials)	2,339,173

United States – 43.2%
9,469	Albemarle Corp. (Materials)	2,523,394
14,096	Aptiv PLC (Consumer Discretionary)*	2,260,294
39,393	Ball Corp. (Materials)	3,681,276
11,502	Danaher Corp. (Health Care)	3,699,503
30,762	Danimer Scientific, Inc. (Materials)*	410,365
15,993	Darling Ingredients, Inc. (Consumer Staples)*	1,079,847
7,387	DocuSign, Inc. (Information Technology)*	1,819,861
19,990	Ecolab, Inc. (Materials)	4,427,185
22,730	Itron, Inc. (Information Technology)*	1,407,214

GOLDMAN SACHS FUTURE PLANET EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
38,930	NextEra Energy, Inc. (Utilities)	$ 3,378,345
62,238	Nuvve Holding Corp. (Industrials)*(b)	982,738
19,009	Schneider Electric SE (Industrials)	3,342,566
210,289	Smart Wires Technology Ltd. SDR (Industrials)*	607,135
6,470	SolarEdge Technologies, Inc. (Information Technology)*	2,120,607
45,160	Tattooed Chef, Inc. (Consumer Staples)*(b)	726,624
11,290	Trane Technologies PLC (Industrials)	2,107,279
16,593	Waste Connections, Inc. (Industrials)	2,207,865
14,428	Waste Management, Inc. (Industrials)	2,318,147
43,473	Westrock Co. (Materials)	1,886,294
13,667	Wolfspeed, Inc. (Information Technology)*	1,675,848
27,543	Xylem, Inc. (Industrials)	3,335,733

		45,998,120

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $107,010,723)		$105,547,176

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,542,897	0.026%	$ 1,542,897
(Cost $1,542,897)

TOTAL INVESTMENTS – 100.6% (Cost $108,553,620)		$107,090,073

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(665,588)

NET ASSETS – 100.0%		$106,424,485

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
SDR	— Swedish Depositary Receipt

GOLDMAN SACHS FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 2.0%
3,270	Cellnex Telecom SA (Spain)*(a)	$ 191,544

Energy – 1.0%
940	Cheniere Energy, Inc.	98,521

Health Care – 0.9%
10,110	Chartwell Retirement Residences (Canada)	86,930

Industrials – 10.4%
30,630	Enav SpA (Italy)*(a)	126,255
29,676	Transurban Group (Australia)	287,431
630	Union Pacific Corp.	148,453
4,732	Vinci SA (France)	445,602

		1,007,741

Information Technology – 1.1%
11,770	NEXTDC Ltd. (Australia)*	100,981

Materials – 1.0%
310	Linde PLC (United Kingdom)	98,623

Real Estate – 57.2%
1,970	Alexandria Real Estate Equities, Inc. REIT	394,138
1,777	American Tower Corp. REIT	466,427
3,460	Americold Realty Trust REIT	112,934
430	AvalonBay Communities, Inc. REIT	102,714
4,697	Big Yellow Group PLC REIT (United Kingdom)	101,415
13,441	DigitalBridge Group, Inc. REIT*	106,990
2,710	Duke Realty Corp. REIT	158,074
520	Equinix, Inc. REIT	422,344
2,990	Equity LifeStyle Properties, Inc. REIT	243,087
90	GLP J REIT (Japan)	142,913
14,490	Goodman Group REIT (Australia)	253,669
5,920	Healthpeak Properties, Inc. REIT	194,531
42,810	Ingenia Communities Group REIT (Australia)	186,680
6,236	Invitation Homes, Inc. REIT	252,184
1,040	Prologis, Inc. REIT	156,780
630	Public Storage REIT	206,249
2,660	Ryman Hospitality Properties, Inc. REIT*	205,884
1,180	SBA Communications Corp. REIT	405,684
11,360	Segro PLC REIT (United Kingdom)	211,763
5,360	Summit Industrial Income REIT (Canada)	94,097
1,360	Terreno Realty Corp. REIT	103,564

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
13,500	UNITE Group PLC (The) REIT (United Kingdom)	$ 189,500
2,820	Ventas, Inc. REIT	132,314
6,790	Vonovia SE (Germany)	374,498
2,190	Warehouses De Pauw CVA REIT (Belgium)	100,969
3,000	Welltower, Inc. REIT	238,860

		5,558,262

Utilities – 26.2%
12,170	AES Corp. (The)	284,535
1,500	American Water Works Co., Inc.	252,855
2,510	CMS Energy Corp.	147,713
5,820	EDP Renovaveis SA (Spain)	148,183
24,230	Enel SpA (Italy)	182,922
13,660	Engie SA (France)	196,963
1,800	Eversource Energy	148,086
35,270	National Grid PLC (United Kingdom)	469,702
4,740	NextEra Energy, Inc.	411,337
1,480	Orsted AS (Denmark)(a)	189,235
3,680	Veolia Environnement SA (France)	117,639

		2,549,170

TOTAL INVESTMENTS – 99.8% (Cost $10,016,884)		$9,691,772

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		23,733

NET ASSETS – 100.0%		$9,715,505

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUTURE TECHNOLOGY LEADERS ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 13.0%
36,346	Bilibili, Inc., Class Z (China)*	$ 2,412,701
40,846	Cellnex Telecom SA (Spain)*(a)	2,392,605
28,845	Electronic Arts, Inc.	3,583,126
3,212	Krafton, Inc. (South Korea)*	1,360,077
32,258	Match Group, Inc.*	4,193,217
8,877	NAVER Corp. (South Korea)	2,847,156
38,963	NetEase, Inc. ADR (China)	4,197,484
8,390	Sea Ltd. ADR (Taiwan)*	2,416,907
69,947	Snap, Inc., Class A*	3,330,177
68,805	Twitter, Inc.*	3,023,292
60,270	Yandex NV, Class A (Russia)*	4,335,824

		34,092,566

Consumer Discretionary – 6.7%
26,831	Aptiv PLC*	4,302,351
17,714	Etsy, Inc.*	4,863,910
19,439	Expedia Group, Inc.*	3,131,429
4,315	MercadoLibre, Inc. (Argentina)*	5,127,989

		17,425,679

Health Care – 1.1%
18,691	Hoya Corp. (Japan)	2,966,329

Industrials – 2.8%
26,269	Booz Allen Hamilton Holding Corp.	2,205,020
44,947	Nidec Corp. (Japan)	5,146,074

		7,351,094

Information Technology – 74.6%
1,799	Adyen NV (Netherlands)*(a)	4,956,076
37,160	AppLovin Corp., Class A*	3,385,648
61,280	ASMedia Technology, Inc. (Taiwan)	4,286,702
11,215	Atlassian Corp. PLC, Class A*	4,220,429
18,660	Bill.com Holdings, Inc.*	5,240,661
13,102	C3.ai, Inc., Class A*	484,250
27,508	Cadence Design Systems, Inc.*	4,881,570
53,028	Cognizant Technology Solutions Corp., Class A	4,135,123
16,901	Datadog, Inc., Class A*	3,013,279
324,289	Delta Electronics, Inc. (Taiwan)	2,985,775
61,255	Dlocal Ltd. (Uruguay)*	2,033,666
37,150	Dynatrace, Inc.*	2,334,877
47,653	Entegris, Inc.	6,961,150

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
5,644	EPAM Systems, Inc.*	$ 3,434,656
39,326	Fidelity National Information Services, Inc.	4,109,567
24,817	Fiserv, Inc.*	2,395,337
16,076	Global Payments, Inc.	1,913,687
8,120	HubSpot, Inc.*	6,552,109
82,231	Infineon Technologies AG (Germany)	3,695,890
2,112,731	Kingdee International Software Group Co. Ltd. (China)*	6,409,319
394,562	Luxshare Precision Industry Co. Ltd., Class A (China)	2,453,309
135,440	Marvell Technology, Inc.	9,639,265
171,822	MediaTek, Inc. (Taiwan)	6,241,444
26,179	MKS Instruments, Inc.	3,983,397
19,355	Motorola Solutions, Inc.	4,900,299
17,983	NXP Semiconductors NV (China)	4,016,683
13,208	Okta, Inc.*	2,842,758
77,907	ON Semiconductor Corp.*	4,785,827
35,366	Pagseguro Digital Ltd., Class A (Brazil)*	903,955
11,548	Palo Alto Networks, Inc.*	6,316,063
15,920	Paylocity Holding Corp.*	4,017,253
24,458	Procore Technologies, Inc.*(b)	2,073,060
78,277	Qualtrics International, Inc., Class A*	2,533,044
13,887	RingCentral, Inc., Class A*	2,999,314
37,717	Silergy Corp. (China)	6,362,018
17,220	Snowflake, Inc., Class A*	5,857,383
28,847	Splunk, Inc.*	3,490,487
70,425	TDK Corp. (Japan)	2,791,074
10,209	Tokyo Electron Ltd. (Japan)	5,380,303
76,092	UiPath, Inc., Class A*	3,671,439
1,991,728	United Microelectronics Corp. (Taiwan)	4,563,041
786,527	Vanguard International Semiconductor Corp. (Taiwan)	4,384,603
257,021	Viavi Solutions, Inc.*	3,806,481
2,688,717	Weimob, Inc. (China)*(a)(b)	3,262,667
249,262	Win Semiconductors Corp. (Taiwan)	3,249,743
32,065	Wolfspeed, Inc.*	3,931,810
24,161	Workday, Inc., Class A*	6,625,671
7,047	Zscaler, Inc.*	2,445,097

		194,957,259

GOLDMAN SACHS FUTURE TECHNOLOGY LEADERS ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – 1.6%
12,132	SBA Communications Corp. REIT	$ 4,170,982

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $267,526,598)		$260,963,909

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.7%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,842,193	0.026%	$ 1,842,193
(Cost $1,842,193)

TOTAL INVESTMENTS – 100.5% (Cost $269,368,791)		$262,806,102

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(1,343,833)

NET ASSETS – 100.0%		$261,462,269

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUTURE ETFS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events

GOLDMAN SACHS FUTURE ETFS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November 30, 2021:

FUTURE CONSUMER EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,734,585	$—	$—
Europe	1,609,812	—	—
North America	4,799,552	—	—
South America	267,247	—	—

Total	$8,411,196	$—	$—

FUTURE HEALTH CARE ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$664,725	$—	$—
Europe	1,493,341	—	—
North America	9,448,486	—	—
Oceania	274,305	—	—
Securities Lending Reinvestment Vehicle	32,700	—	—

Total	$11,913,557	$—	$—

FUTURE PLANET EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$21,584,796	$—	$—
Europe	37,771,553	—	—
North America	45,390,985	607,135	—
Oceania	192,707	—	—
Securities Lending Reinvestment Vehicle	1,542,897	—	—

Total	$106,482,938	$607,135	$—

FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$142,913	$—	$—
Europe	3,144,813	—	—
North America	5,575,285	—	—
Oceania	828,761	—	—

Total	$9,691,772	$—	$—

FUTURE TECHNOLOGY LEADERS ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$82,069,233	$—	$—
Europe	11,044,571	—	—
North America	159,784,495	—	—
South America	8,065,610	—	—
Securities Lending Reinvestment Vehicle	1,842,193	—	—

Total	$262,806,102	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party (fair value) service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUTURE ETFS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS FUTURE ETFS

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.